Troutman Pepper Hamilton Sanders LLP 3000 Two Logan Square, Eighteenth and Arch Streets Philadelphia, PA 19103-2799 troutman.com

John M. Ford

john.ford@troutman.com

Via EDGAR

June 30, 2023

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	FundVantage Trust (the “Trust”) Registration Statement on Form N-14

Ladies and Gentlemen:

The Trust is hereby transmitting for filing a registration statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) to register shares of beneficial interest (the “Shares”) of the Polen Global SMID Company Growth Fund, a series of the Trust (the “Acquiring Fund”). It is anticipated that the Shares will be issued to shareholders of the Polen International Small Company Growth Fund, a series of the Trust (the “Acquired Fund”), in connection with the proposed reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”), pursuant to an agreement and plan of reorganization (“Reorganization Agreement”). The Reorganization Agreement is not subject to the approval of the Acquired Fund’s shareholders.

It is proposed that this filing will become effective automatically pursuant to Rule 488 under the 1933 Act.

If you have any questions regarding the Registration Statement, please contact the undersigned at 215.981.4009 or John P. Falco at 215.981.4659.

Very truly yours,

/s/ John M. Ford
John M. Ford

cc:	Mr. Joel Weiss, President of FundVantage Trust John P. Falco, Esq.